Acquisitions - Additional Information (Detail)	12 Months Ended	1 Months Ended		12 Months Ended			1 Months Ended		1 Months Ended	12 Months Ended			12 Months Ended			12 Months Ended			1 Months Ended		12 Months Ended				12 Months Ended			12 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2012 Maximum	Jan. 13, 2012 Open Install Inc USD ($)	Jan. 13, 2012 Open Install Inc Maximum USD ($)	Dec. 31, 2012 Open Install Inc General and Administrative Expense USD ($)	Dec. 31, 2012 Open Install Inc Research and Development Expense USD ($)	Jul. 06, 2012 Crossloop Inc USD ($)	Jul. 06, 2012 Crossloop Inc General and Administrative Expense USD ($)	Oct. 01, 2012 Avalanche USD ($)	Oct. 01, 2012 Avalanche General and Administrative Expense USD ($)	Dec. 31, 2012 Droid Security Ltd USD ($)	Dec. 31, 2011 Droid Security Ltd USD ($)	Jan. 04, 2011 Droid Security Ltd USD ($)	Dec. 31, 2011 Droid Security Ltd General and Administrative Expense USD ($)	Dec. 31, 2012 IMedix Web Technologies Limited	May 18, 2011 IMedix Web Technologies Limited USD ($)	Dec. 31, 2011 IMedix Web Technologies Limited General and Administrative Expense USD ($)	Dec. 31, 2012 IMedix Web Technologies Limited Research and Development Expense USD ($)	Dec. 31, 2011 IMedix Web Technologies Limited Research and Development Expense USD ($)	Aug. 19, 2011 Tune Up Software Gmbh USD ($)	Aug. 19, 2011 Tune Up Software Gmbh EUR (€)	Dec. 31, 2012 Tune Up Software Gmbh	Dec. 31, 2011 Tune Up Software Gmbh USD ($)	Dec. 31, 2010 Tune Up Software Gmbh USD ($)	Apr. 19, 2011 Tune Up Software Gmbh USD ($)	Dec. 31, 2011 Tune Up Software Gmbh General and Administrative Expense USD ($)	Oct. 31, 2011 AVG Distribution Switzerland AG USD ($)	Oct. 31, 2011 AVG Distribution Switzerland AG EUR (€)	Dec. 31, 2011 AVG Distribution Switzerland AG General and Administrative Expense USD ($)	Oct. 26, 2011 Bsecure USD ($)	Dec. 31, 2011 Bsecure General and Administrative Expense USD ($)	Jun. 09, 2010 Walling Data Systems Inc USD ($)	Jun. 09, 2010 Walling Data Systems Inc Maximum USD ($)	Dec. 31, 2010 Walling Data Systems Inc General and Administrative Expense USD ($)	Dec. 31, 2012 Walling Data Systems Inc Selling and Marketing Expense USD ($)	Dec. 31, 2011 Walling Data Systems Inc Selling and Marketing Expense USD ($)	Dec. 31, 2010 Walling Data Systems Inc Selling and Marketing Expense USD ($)
Business Acquisition [Line Items]
Business acquisition, percentage of outstanding shares acquired		100.00%										100.00%			100.00%				100.00%	100.00%						100.00%	100.00%
Business acquisition, acquisition-related transaction costs				$ 468,000			$ 147,000		$ 313,000				$ 202,000			$ 309,000									$ 1,817,000			$ 70,000		$ 355,000			$ 272,000
Retention and incentive compensation arrangements, related to business acquisition			22,500,000
Retention and incentive compensation arrangements payment, profit target period		3 years
Compensation expense will be in cash		2,500,000
Compensation cash payment period		2 years
Compensation expense					2,870,000					2,461,000	1,142,000						2,697,000	1,697,000																	1,780,000	625,000
Period special bonus based certain percentage of revenues														3 years
Total value of shares to be issued which are subject to continued employment																			16,500,000	11,500,000
Vesting Period	4 years																		4 years	4 years	4 years
Revenue, Net																						1,234,000
Net Income Loss																						5,027,000
Business acquisition pro forma financial information, adjustment for amortization of acquired intangible assets																						1,800,000	1,500,000
Business acquisition pro forma financial information, adjustment for incremental share based compensation																						1,200,000	8,700,000
Business acquisition pro forma financial information, acquisition related cost																						2,700,000
Business acquisition, cost of acquired entity, purchase price		5,649,000				600,000		10,293,000				5,589,000			5,672,000									45,020,000		5,438,000	3,900,000		6,539,000		2,985,000
Business acquisition, cash settlement of pre-existing agency and distribution agreements																										3,700,000	2,600,000
Business acquisition, assumed liability to the former owner subject to continuing employment																																2,250,000
Payment to former owner of WDS as a result of change in agreement																															$ 2,405,000